INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loss (income) before income taxes:
PRC	¥ (46,466)	¥ 59,174
Other jurisdictions	197,457	157,788
Total loss before income taxes	150,991	216,962
Current tax expenses:
PRC	102,351	33,669
Total current tax expenses	102,351	33,669
Deferred tax benefits:
PRC	(60,264)	(20,852)
Total deferred tax benefits	(60,264)	(20,852)
Total income tax expenses	¥ 42,087	¥ 12,817